Financial Assets and Financial Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Borrowings [abstract]
Convertible senior notes	€ 434,400
Total financial liabilities	772,074	€ 164,378
Convertible senior notes	669,497
Lease liabilities	141,134
Trade payables	86,102
Total financial liabilities	896,733
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	434,353	0
Lease liabilities	118,888	€ 104,961
Trade payables	86,102
Total financial liabilities	639,343
Within 1 year [member]
Borrowings [abstract]
Convertible senior notes	13,272
Lease liabilities	13,605
Trade payables	86,102
Total financial liabilities	112,979
Within 1 to 5 years [member]
Borrowings [abstract]
Convertible senior notes	53,088
Lease liabilities	58,249
Trade payables	0
Total financial liabilities	111,337
After 5 years [member]
Borrowings [abstract]
Convertible senior notes	603,137
Lease liabilities	69,280
Trade payables	0
Total financial liabilities	€ 672,417